Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of significant accounting policies
Redeemable noncontrolling interest	¥ 0		¥ 0
Accretion of mezzanine equity	0		0	¥ (7,353)
Currency translation adjustment	¥ 6,602	$ 904	¥ 9,448	¥ 53,349
Translation rate calculated for buying rate	7.2993